Fees Summary	Jun. 23, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 7,039,000
Previously Paid Amount	0.00
Total Fee Amount	972.09
Total Offset Amount	0.00
Net Fee	972.09
Narrative - Max Aggregate Offering Price	$ 7,039,000
Final Prospectus	true